Financial information by segment	3 Months Ended
Mar. 31, 2018
Financial information by segment [Abstract]
Financial information by segment
Note 4. - Financial information by segment

Atlantica Yield’s segment structure reflects how management currently makes financial decisions and allocates resources. Its operating and reportable segments are based on the following geographies where the contracted concessional assets are located:

·	North America

·	South America

·	EMEA

Based on the type of business, as of March 31, 2018 the Company had the following business sectors:

Renewable energy: Renewable energy assets include two solar plants in the United States, Solana and Mojave, each with a gross capacity of 280 MW and located in Arizona and California, respectively. The Company owns eight solar platforms in Spain: Solacor 1 and 2 with a gross capacity of 100 MW, PS10 and PS20 with a gross capacity of 31 MW, Solaben 2 and 3 with a gross capacity of 100 MW, Helioenergy 1 and 2 with a gross capacity of 100 MW, Helios 1 and 2 with a gross capacity of 100 MW, Solnova 1, 3 and 4 with a gross capacity of 150 MW, Solaben 1 and 6 with a gross capacity of 100 MW and Seville PV with a gross capacity of 1 MW. The Company also owns a solar plant in South Africa, Kaxu with a gross capacity of 100 MW. Additionally, the Company owns two wind farms in Uruguay, Palmatir and Cadonal, with a gross capacity of 50 MW each, and a hydraulic plant in Peru with a gross capacity of 4 MW.

Efficient natural gas: The Company´s sole efficient natural gas asset is ACT, a 300 MW cogeneration plant in Mexico, which is party to a 20-year take-or-pay contract with Pemex for the sale of electric power and steam.

Electric transmission lines: Electric transmission assets include (i) three lines in Peru, ATN, ATS and ATN2, spanning a total of 1,012 miles; and (ii) three lines in Chile, Quadra 1, Quadra 2 and Palmucho, spanning a total of 87 miles.

Water: Water assets include a minority interest in two desalination plants in Algeria, Honaine and Skikda with an aggregate capacity of 10.5 M ft3 per day.

Atlantica Yield’s Chief Operating Decision Maker (CODM) assesses the performance and assignment of resources according to the identified operating segments. The CODM considers the revenues as a measure of the business activity and the Further Adjusted EBITDA as a measure of the performance of each segment. Further Adjusted EBITDA is calculated as profit/(loss) for the period attributable to the parent company, after adding back loss/(profit) attributable to non-controlling interests from continued operations, income tax, share of profit/(loss) of associates carried under the equity method, finance expense net, depreciation, amortization and impairment charges of entities included in these consolidated financial statements, and compensation received from Abengoa in lieu of ACBH dividends.

In order to assess performance of the business, the CODM receives reports of each reportable segment using revenues and Further Adjusted EBITDA. Net interest expense evolution is assessed on a consolidated basis. Financial expense and amortization are not taken into consideration by the CODM for the allocation of resources.

In the three-month period ended March 31, 2018 Atlantica had three customers with revenues representing more than 10% of the total revenues, two in the renewable energy and one in the efficient natural gas business sectors. In the three-month period ended March 31, 2017, Atlantica had two customers with revenues representing more than 10% of the total revenues, one in the renewable energy and one in the efficient natural gas business sectors.

a)	The following tables show Revenues and Further Adjusted EBITDA by operating segments and business sectors for the three-month periods ended March 31, 2018 and 2017:

	Revenue		Further Adjusted EBITDA
	For the three-months ended March 31,		For the three-months ended March 31,
	($ in thousands)
Geography	2018	2017	2018	2017
North America	61,781	60,952	60,247	54,753
South America	29,536	28,527	24,180	33,757
EMEA	133,948	108,667	93,541	75,440
Total	225,265	198,146	177,968	163,950

	Revenue		Further Adjusted EBITDA
	For the three-months ended March 31,		For the three-months ended March 31,
	($ in thousands)
Business sectors	2018	2017	2018	2017
Renewable energy	167,225	137,664	131,435	102,626
Efficient natural gas	28,387	29,800	23,330	26,716
Electric transmission lines	23,840	24,165	19,836	30,459
Water	5,813	6,517	3,367	4,149
Total	225,265	198,146	177,968	163,950

The reconciliation of segment Further Adjusted EBITDA with the profit/(loss) attributable to the Company is as follows:

	For the three-month period ended March 31,
	2018	2017
Loss attributable to the Company	$(4,764)	(11,769)
(Loss)/Profit attributable to non-controlling interests	3,254	(2,638)
Income tax	4,650	(4,500)
Share of (profits)/losses of associates	(1,407)	(702)
Dividend from exchangeable preferred equity investment in ACBH (see Note 19)	-	10,383
Financial expense, net	101,611	96,300
Depreciation, amortization, and impairment charges	74,624	76,876

Total segment Further Adjusted EBITDA	$177,968	163,950

b)	The assets and liabilities by operating segments (and business sector) as of March 31, 2018 and December 31, 2017 are as follows:

Assets and liabilities by geography as of March 31, 2018:

	North America	South America	EMEA	Balance as of March 31,
				2018
	($ in thousands)
Assets allocated
Contracted concessional assets	3,648,673	1,102,958	4,348,917	9,100,548
Investments carried under the equity method	-	-	57,648	57,648
Current financial investments	111,368	65,757	30,674	207,799
Cash and cash equivalents (project companies)	171,818	38,078	394,587	604,483
Subtotal allocated	3,931,859	1,206,793	4,831,826	9,970,478
Unallocated assets
Other non-current assets				220,569
Other current assets (including cash and cash equivalents at holding company level)				419,151
Subtotal unallocated				639,720
Total assets				10,610,198

	North America	South America	EMEA	Balance as of March 31,
				2018
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,770,892	867,581	2,895,287	5,533,760
Grants and other liabilities	1,573,449	5,268	97,482	1,676,199
Subtotal allocated	3,344,341	872,849	2,992,769	7,209,959
Unallocated liabilities
Long-term and short-term corporate debt				657,321
Other non-current liabilities				666,634
Other current liabilities				181,148
Subtotal unallocated				1,505,103
Total liabilities				8,715,062
Equity unallocated				1,895,136
Total liabilities and equity unallocated				3,400,239
Total liabilities and equity				10,610,198

Assets and liabilities by geography as of December 31, 2017:

	North America	South America	EMEA	Balance as of December 31, 2017
Assets allocated
Contracted concessional assets	3,770,169	1,100,778	4,213,323	9,084,270
Investments carried under the equity method	-	-	55,784	55,784
Current financial investments	116,451	59,831	31,263	207,545
Cash and cash equivalents (project companies)	149,236	42,548	329,078	520,862
Subtotal allocated	4,035,856	1,203,157	4,629,448	9,868,461
Unallocated assets
Other non-current assets				210,378
Other current assets (including cash and cash equivalents at holding company level)				413,500
Subtotal unallocated				623,878
Total assets				10,492,339

	North America	South America	EMEA	Balance as of December 31, 2017
Liabilities allocated
Long-term and short-term project debt	1,821,102	876,063	2,778,043	5,475,208
Grants and other liabilities	1,593,048	810	42,202	1,636,060
Subtotal allocated	3,414,150	876,873	2,820,245	7,111,268
Unallocated liabilities
Long-term and short-term corporate debt				643,083
Other non-current liabilities				657,345
Other current liabilities				185,190
Subtotal unallocated				1,485,618
Total liabilities				8,596,886
Equity unallocated				1,895,453
Total liabilities and equity unallocated				3,381,071
Total liabilities and equity				10,492,339

Assets and liabilities by business sectors as of March 31, 2018:

	Renewable energy	Efficient natural	Electric transmission	Water	Balance as of March 31,
		gas	lines		2018
	($ in thousands)
Assets allocated
Contracted concessional assets	7,506,986	619,079	884,706	89,777	9,100,548
Investments carried under the equity method	12,249	-	-	45,399	57,648
Current financial investments	16,370	111,347	65,215	14,867	207,799
Cash and cash equivalents (project companies)	545,115	29,268	13,924	16,176	604,483
Subtotal allocated	8,080,720	759,694	963,845	166,219	9,970,478
Unallocated assets
Other non-current assets					220,569
Other current assets (including cash and cash equivalents at holding company level)					419,151
Subtotal unallocated					639,720
Total assets					10,610,198

	Renewable energy	Efficient natural	Electric transmission	Water	Balance as of March 31,
		gas	lines		2018
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	4,261,465	547,662	690,346	34,287	5,533,760
Grants and other liabilities	1,673,605	840	978	776	1,676,199
Subtotal allocated	5,935,070	548,502	691,324	35,063	7,209,959
Unallocated liabilities
Long-term and short-term corporate debt					657,321
Other non-current liabilities					666,634
Other current liabilities					181,148
Subtotal unallocated					1,505,103
Total liabilities					8,715,062
Equity unallocated					1,895,136
Total liabilities and equity unallocated					3,400,239
Total liabilities and equity					10,610,198

Assets and liabilities by business sectors as of December 31, 2017;

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2017
Assets allocated
Contracted concessional assets	7,436,362	660,387	897,269	90,252	9,084,270
Investments carried under the equity method	12,419	-	-	43,365	55,784
Current financial investments	17,249	116,430	59,289	14,577	207,545
Cash and cash equivalents (project companies)	452,792	39,064	15,325	13,681	520,862
Subtotal allocated	7,918,822	815,881	971,883	161,875	9,868,461
Unallocated assets
Other non-current assets					210,378
Other current assets (including cash and cash equivalents at holding company level)					413,500
Subtotal unallocated					623,878
Total assets					10,492,339

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2017
Liabilities allocated
Long-term and short-term project debt	4,162,596	579,173	698,346	35,093	5,475,208
Grants and other liabilities	1,635,508	552	-	-	1,636,060
Subtotal allocated	5,798,104	579,725	698,346	35,093	7,111,268
Unallocated liabilities
Long-term and short-term corporate debt					643,083
Other non-current liabilities					657,345
Other current liabilities					185,190
Subtotal unallocated					1,485,618
Total liabilities					8,596,886
Equity unallocated					1,895,453
Total liabilities and equity unallocated					3,381,071
Total liabilities and equity					10,492,339

c)	The amount of depreciation, amortization and impairment charges recognized for the three-month periods ended March 31, 2018 and 2017 are as follows:

	For the three-month period ended March 31,
Depreciation, amortization and impairment by geography	2018	2017
	($ in thousands)
North America	(23,861)	(31,940)
South America	(10,197)	(10,057)
EMEA	(40,566)	(34,879)
Total	(74,624)	(76,876)

	For the three-month period ended March 31,
Depreciation, amortization and impairment by business sectors	2018	2017
	($ in thousands)
Renewable energy	(67,554)	(69,828)
Electric transmission lines	(7,070)	(7,048)
Total	(74,624)	(76,876)